COMBINED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities:
Net income/(loss)	$ 88,866,251	$ (3,467,821)	$ (3,208,581)
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depletion and accretion expense	60,533,801	22,130,049	17,100,435
Unrealized (gain)/loss on derivative contracts	4,139,979	(90,190)	303,283
Amortization of loan origination costs	41,128	41,127	20,564
Increase/(decrease) in cash attributable to changes in operating assets and liabilities:
Revenue receivable	(23,198,088)	(4,644,088)	(4,789,329)
Other assets	(69,436)
Accrued expenses	1,402,522	116,027	(756,545)
Net cash provided by operating activities	131,716,157	14,085,104	8,669,826
Investing activities:
Acquisition of proved oil and gas properties	(83,181,294)	(13,263,947)	(34,868,314)
Proceeds from the disposal of oil and gas properties	3,027,165
Refund of advances to operators	3,248,808
Development of oil and gas properties	(117,108,883)	(67,603,965)	(48,838,994)
Net cash used in investing activities	(194,014,204)	(80,867,912)	(83,707,308)
Financing activities:
Proceeds from borrowing	52,000,000	26,000,000	21,335,488
Repayments of borrowing	(32,000,000)	(32,500,000)	(5,000,000)
Partners' contributions, net of change in contributions receivable	46,979,854	72,946,652	53,479,810
Net cash provided by financing activities	66,979,854	66,446,652	69,815,298
Net increase/(decrease) in cash	4,681,807	(336,156)	(5,222,184)
Cash at beginning of period	2,637,558	2,973,714	8,195,898
Cash at end of period	7,319,365	2,637,558	2,973,714
Supplemental disclosure of cash flow information
Cash paid during the year for interest	740,331	482,903	482,903
Supplemental disclosure of non cash investing activities
Acquired and assumed asset retirement obligations	36,893	138,150	209,622
Revision of asset retirement obligations	439,763	63,160	2,905
Oil and natural gas property development costs in accrued expenses	$ 4,612,322	$ 3,194,963	$ 679,009